The Lincoln National Life Insurance Company:

Lincoln Life Flexible Premium Variable Life Account Y

Supplement Dated May 1, 2011

To the Product Prospectuses for:

American Legacy VULcv-III American Legacy VULdb-II American Legacy SVUL-III American Legacy VULcv-IV American Legacy VULdb-IV

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has made changes to the Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.

The following information amends the “Funds” section of your prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•                  American Funds Global Balanced Fund (Class 2): Long-term growth, current income and capital appreciation.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  American Funds Mortgage Fund (Class 2): Current income and capital preservation.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP American Balanced Allocation Fund (Standard Class): Current income with growth of capital.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP American Growth Allocation Fund (Standard Class): Current income with growth of capital.
New fund available on or about May 16, 2011. Consult your financial advisor.

•                  LVIP American Income Allocation Fund (Standard Class): Current income with growth of capital.
New fund available on or about May 16, 2011. Consult your financial advisor.

The following replaces Table III in the “Charges and Fees” section of your product prospectus:

Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Total Annual Operating Expenses	Maximum		Minimum
Total management fees, distribution and/or service (12b-1) fees, and other expenses.	1.05	%*	0.49%

* Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.10%. These waivers and reductions generally extend through April 30, 2012 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.  The minimum and maximum percentages shown in the table include Fund Operating Expenses of mutual funds, if any, which may be acquired by the underlying funds, as well as Fund Operating Expenses of mutual funds which are acquired by any of the underlying funds which operate as fund of funds.  Refer to the funds prospectus for details concerning Fund Operating Expenses of mutual fund shares acquired by underlying funds, if any.